Concentration of major customers and suppliers - Total sales (Details) - Customer Concentration Risk [Member] - customer	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Concentration Risk [Line Items]
Number of customers	1	3	3
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	58.00%	44.00%	36.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer two
Concentration Risk [Line Items]
Concentration risk percentage		33.00%	26.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer three
Concentration Risk [Line Items]
Concentration risk percentage		11.00%	20.00%